Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Feb. 23, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Mar. 01, 2018
Class A & C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class A
Prospectus:
Trading Symbol	SPECX
Class A & C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class C
Prospectus:
Trading Symbol	ASPCX
Class A & C Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class A
Prospectus:
Trading Symbol	SPEGX
Class A & C Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class C
Prospectus:
Trading Symbol	AGFCX
Class A & C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class A
Prospectus:
Trading Symbol	SPEDX
Class A & C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class C
Prospectus:
Trading Symbol	ADOCX
Class A & C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class A
Prospectus:
Trading Symbol	AAEMX
Class A & C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class C
Prospectus:
Trading Symbol	ACEMX
Class I Prospectus | Alger Spectra Fund | Alger Spectra Fund Class I
Prospectus:
Trading Symbol	ASPIX
Class I Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class I
Prospectus:
Trading Symbol	AGIFX
Class I Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class I
Prospectus:
Trading Symbol	AIEMX
Class Z Prospectus | Alger Spectra Fund | Alger Spectra Fund Class Z
Prospectus:
Trading Symbol	ASPZX
Class Z Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class Z
Prospectus:
Trading Symbol	ALGZX
Class Z Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class Z
Prospectus:
Trading Symbol	ADOZX
Class Z Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Z
Prospectus:
Trading Symbol	AZEMX
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y
Prospectus:
Trading Symbol	AYEMX
Class Y & Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y-2
Prospectus:
Trading Symbol	AEMYX